RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Disclosure of detailed information about current receivables [Table Text Block]
Category	December 31, 2019	December 31, 2018
Distribution receivable from an investment in an associated entity (Note 8)	$-	$5,451
Sale of Akarca	-	903
Loan fees	-	187
Royalty income receivable	15	145
Refundable taxes	174	176
Recoverable exploration expenditures and advances	460	264
Other	332	380
Total	$981	$7,506

Disclosure of detailed information about currency of receivables [Table Text Block]
Currency	December 31, 2019	December 31, 2018
Canadian Dollars	$158	$484
US Dollars	453	6,934
Swedish Krona	370	72
Other	-	16
Total	$981	$7,506